Nature of Business and Organization - Schedule of Subsidiary of the Company (Details)	6 Months Ended
Jun. 30, 2025
Springview (BVI) Ltd (Springview (BVI)) [Member]
Schedule of Subsidiary of the Company [Line Items]
Date of incorporation	Oct. 11, 2023
Place of incorporation	British Virgin Islands
Ownership	100.00%
Principal activities	Investment holding
Springview Enterprises Pte. Ltd. (Springview (S)) [Member]
Schedule of Subsidiary of the Company [Line Items]
Date of incorporation	Jun. 03, 2002
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	General contractors (Building construction including major upgrading works)